ACQUISITIONS - Revenue and Net Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenues	$ 102,986	$ 84,784	$ 85,984	$ 79,381	$ 85,599	$ 77,353	$ 71,847	$ 62,014	$ 353,135	$ 296,813	$ 174,423
Net (loss) income									(14,734)	52,837	42,997
Summit Midstream Partners, LP
Business Acquisition [Line Items]
Revenues									319,373	225,192	165,499
Net (loss) income									(23,992)	43,584	41,726
Polar Midstream and Epping
Business Acquisition [Line Items]
Revenues									22,449	3,893
Net (loss) income									6,430	(467)
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Revenues									11,313	50,114	8,924
Net (loss) income									$ 2,828	9,668	$ 1,271
Bison Midstream, LLC
Business Acquisition [Line Items]
Revenues										17,614
Net (loss) income										$ 52